UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-00834

Name of Registrant: Vanguard Windsor Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: October 31

Date of reporting period: July 31, 2012

Item 1: Schedule of Investments

Vanguard Windsor Fund

Schedule of Investments
As of July 31, 2012

			Market
			Value
		Shares	($000)
Common Stocks (96.1%)[1]
Consumer Discretionary (11.6%)
	Comcast Corp.	7,246,900	231,393
*,2 Buck Holdings LP Private Placement		NA	153,058
*	Toll Brothers Inc.	5,245,700	153,017
	Lowe's Cos. Inc.	5,484,400	139,139
	Staples Inc.	10,421,435	132,769
	Kohl's Corp.	2,308,300	114,769
	Lennar Corp. Class A	3,545,700	103,570
	Virgin Media Inc.	3,066,400	83,958
	Omnicom Group Inc.	1,575,500	79,059
*	Delphi Automotive plc	2,317,400	65,791
*	Apollo Group Inc. Class A	2,087,200	56,772
	TJX Cos. Inc.	830,600	36,779
	JC Penney Co. Inc.	1,525,500	34,339
*	General Motors Co.	1,564,900	30,844
			1,415,257
Consumer Staples (6.7%)
	Japan Tobacco Inc.	5,547,400	174,269
*	Energizer Holdings Inc.	1,360,100	105,775
	Danone SA	1,620,017	98,471
	Dr Pepper Snapple Group Inc.	1,972,000	89,884
	Bunge Ltd.	1,233,100	81,101
	Ingredion Inc.	1,470,300	76,338
	CVS Caremark Corp.	1,573,300	71,192
	Walgreen Co.	1,497,800	54,460
	Avon Products Inc.	2,226,749	34,492
	Molson Coors Brewing Co. Class B	761,800	32,239
			818,221
Energy (11.7%)
	Baker Hughes Inc.	4,717,200	218,501
*	Southwestern Energy Co.	4,423,100	147,068
	Royal Dutch Shell plc ADR	2,035,100	138,794
	Anadarko Petroleum Corp.	1,843,500	128,013
*	Cobalt International Energy Inc.	4,895,800	122,884
	BP plc ADR	3,011,700	120,167
	Canadian Natural Resources Ltd.	4,097,100	111,646
	Halliburton Co.	3,050,200	101,053
	Noble Corp.	2,147,500	79,457
	Exxon Mobil Corp.	731,100	63,496
	Statoil ASA ADR	2,245,400	53,418
	CONSOL Energy Inc.	1,700,759	49,288
	Inpex Corp.	7,394	41,084
	Valero Energy Corp.	1,239,800	34,094
*	Weatherford International Ltd.	1,418,400	17,092
			1,426,055

Exchange-Traded Fund (0.9%)
3 Vanguard Value ETF	1,839,100	104,093

Financials (22.0%)
Wells Fargo & Co.	9,408,200	318,091
JPMorgan Chase & Co.	5,668,050	204,050
ACE Ltd.	2,489,300	182,964
Ameriprise Financial Inc.	2,984,500	154,358
Bank of America Corp.	19,797,700	145,315
Weyerhaeuser Co.	5,358,100	125,112
Unum Group	6,569,900	124,105
Invesco Ltd.	4,898,654	108,407
Swiss Re AG	1,626,219	101,799
Everest Re Group Ltd.	941,000	95,700
Principal Financial Group Inc.	3,565,900	91,251
BlackRock Inc.	491,200	83,632
Citigroup Inc.	2,963,200	80,392
Allstate Corp.	2,270,000	77,861
* American International Group Inc.	2,480,900	77,578
Goldman Sachs Group Inc.	663,500	66,947
MetLife Inc.	2,047,900	63,014
UBS AG	5,918,700	62,738
State Street Corp.	1,517,400	61,273
NYSE Euronext	2,298,900	58,576
Franklin Resources Inc.	416,800	47,911
PNC Financial Services Group Inc.	771,000	45,566
Axis Capital Holdings Ltd.	1,251,879	41,137
Regions Financial Corp.	4,739,400	32,986
Morgan Stanley	2,378,600	32,492
KeyCorp	3,984,500	31,796
Fifth Third Bancorp	2,283,800	31,562
Willis Group Holdings plc	848,300	31,370
Comerica Inc.	1,010,100	30,515
Torchmark Corp.	611,000	30,397
* E*TRADE Financial Corp.	2,959,400	22,580
Hartford Financial Services Group Inc.	934,600	15,374
		2,676,849
Health Care (11.1%)
Merck & Co. Inc.	3,793,700	167,568
UnitedHealth Group Inc.	2,932,100	149,801
Medtronic Inc.	3,478,500	137,122
Roche Holding AG	766,242	135,683
Covidien plc	2,090,200	116,800
Cigna Corp.	2,581,100	103,967
Pfizer Inc.	3,929,900	94,475
Daiichi Sankyo Co. Ltd.	5,526,900	90,955
McKesson Corp.	916,500	83,154
Eisai Co. Ltd.	1,674,000	74,080
Becton Dickinson and Co.	622,400	47,122
Abbott Laboratories	478,900	31,756
HCA Holdings Inc.	1,162,200	30,775
Sanofi	370,894	30,260
Quest Diagnostics Inc.	516,300	30,167
* Forest Laboratories Inc.	890,000	29,860
		1,353,545

Industrials (8.9%)
Eaton Corp.	3,603,800	157,991
Pentair Inc.	3,080,000	134,996
Dover Corp.	2,167,500	118,064
Honeywell International Inc.	1,796,600	104,293
Lockheed Martin Corp.	1,081,700	96,563
Northrop Grumman Corp.	1,209,900	80,095
* Delta Air Lines Inc.	7,927,800	76,503
Fiat Industrial SPA	6,885,935	67,464
L-3 Communications Holdings Inc.	881,400	62,482
Cooper Industries plc	850,800	61,156
FedEx Corp.	592,600	53,512
Masco Corp.	3,289,900	39,578
General Dynamics Corp.	477,600	30,299
		1,082,996
Information Technology (16.1%)
*,4 Arrow Electronics Inc.	6,665,150	224,949
Oracle Corp.	6,545,100	197,662
ASML Holding NV	3,181,500	182,936
Avago Technologies Ltd.	4,320,700	159,866
Cisco Systems Inc.	9,952,200	158,738
Microsoft Corp.	5,222,600	153,910
Hewlett-Packard Co.	8,252,800	150,531
* SanDisk Corp.	2,768,300	113,860
* Apple Inc.	150,000	91,614
Western Union Co.	5,125,000	89,329
* Google Inc. Class A	106,200	67,221
Accenture plc Class A	1,110,900	66,987
TE Connectivity Ltd.	1,963,926	64,829
* Dell Inc.	5,154,100	61,231
Analog Devices Inc.	1,477,100	57,725
Computer Sciences Corp.	2,003,200	49,319
Linear Technology Corp.	1,318,400	42,518
CA Inc.	1,188,800	28,615
		1,961,840
Materials (4.7%)
International Paper Co.	4,180,200	137,152
LyondellBasell Industries NV Class A	2,256,200	100,469
Potash Corp. of Saskatchewan Inc.	1,954,500	86,311
* Owens-Illinois Inc.	3,495,400	64,490
Mosaic Co.	774,600	45,012
Agrium Inc.	473,500	44,964
Rexam plc	5,942,694	40,391
Incitec Pivot Ltd.	10,235,532	33,183
PPG Industries Inc.	140,700	15,401
*,^ Sino-Forest Corp.	3,223,900	—
		567,373
Utilities (2.4%)
PG&E Corp.	2,435,100	112,404
Edison International	2,073,400	95,750
Northeast Utilities	1,209,900	48,251
Entergy Corp.	440,900	32,040
		288,445
Total Common Stocks (Cost $10,853,651)		11,694,674

					Market
					Value
		Coupon		Shares	($000)
Temporary Cash Investments (5.7%)[1]
Money Market Fund (3.5%)
[5,6] Vanguard Market Liquidity Fund		0.155%		422,498,892	422,499

				Face
			Maturity	Amount
			Date	($000)
Repurchase Agreement (2.0%)
	Bank of America Securities LLC
	(Dated 7/31/12, Repurchase Value
	$241,101,000, collateralized by Federal
	Home Loan Mortgage Corp. 2.390%-
	4.500%, 9/1/35-8/1/39, and Federal
	National Mortgage Assn. 3.500%-4.000%,
	1/1/42-7/1/42)	0.170%	8/1/12	241,100	241,100

U.S. Government and Agency Obligations (0.2%)
7	United States Treasury Note/Bond	0.375%	8/31/12	15,000	15,000
7	United States Treasury Note/Bond	0.375%	10/31/12	15,000	15,007
					30,007
Total Temporary Cash Investments (Cost $693,610)					693,606
Total Investments (101.8%) (Cost $11,547,261)					12,388,280
Other Assets and Liabilities-Net (-1.8%)[5]					(223,314)
Net Assets (100%)					12,164,966

Windsor Fund

When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Repurchase Agreements: The fund may enter into repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default or bankruptcy by the other party to the agreement, the fund may sell or retain the collateral; however, such action may be subject to legal proceedings.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of July 31, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	10,653,976	887,640	153,058
Temporary Cash Investments	422,499	271,107	—
Futures Contracts—Assets[1]	472	—	—
Futures Contracts—Liabilities[1]	(1,687)	—	—
Total	11,075,260	1,158,747	153,058
1 Represents variation margin on the last day of the reporting period.

The determination of Level 3 fair value measurements is governed by documented policies and procedures adopted by the board of trustees. The board has designated a pricing review committee, as an agent of the board, to ensure the timely analysis and valuation of Level 3 securities held by the fund in accordance with established policies and procedures. The pricing review committee employs various methods for calibrating valuation approaches, including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market

Windsor Fund

activity. All valuation decisions made by the pricing review committee are reported to the board on a quarterly basis for review and ratification. The board reviews the adequacy of the fair value measurement policies and procedures in place on an annual basis.

The following table summarizes changes in investments valued based on Level 3 inputs during the period ended July 31, 2012. Transfers into or out of Level 3 are recognized based on values as of the date of transfer.

Investments in
Common Stocks
Amount valued based on Level 3 Inputs	($000)
Balance as of October 31, 2011	231,798
Transfers out of Level 3	(128,465)
Change in Unrealized Appreciation (Depreciation)	49,725
Balance as of July 31, 2012	153,058

Net change in unrealized appreciation (depreciation) from investments still held as of July 31, 2012 was $49,725,000 Transfers out of Level 3 represent a reduction in the fund’s investment and realized gains from a private placement security.

The following table provides quantitative information about the significant unobservable inputs used in fair value measurement as of July 31, 2012:

Security Type	Fair Value at	Valuation Technique	Unobservable Input	Amount or Range
	7/31/12 ($000)
Common Stocks	153,058	Market Comparables	Illiquidity Discount	10%

Significant increases or decreases in the significant unobservable inputs used in the fair value measurement of the fund’s Level 3 securities, in isolation, could result in a significantly higher or lower fair value measurement.

E. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At July 31, 2012, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

Windsor Fund

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini S&P 500 Index	September 2012	2,970	204,128	5,438
S&P 500 Index	September 2012	98	33,678	1,334
E-mini S&P MidCap 400 Index	September 2012	168	15,768	479

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

F. Certain of the fund's investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company. Transactions during the period in securities of these companies were as follows:

			Current Period Transactions
			Proceeds
	Oct. 31, 2011		from		Jul. 31, 2012
	Market	Purchases	Securities	Dividend	Market
	Value	at Cost	Sold	Income	Value
	($000)	($000)	($000)	($000)	($000)
Arrow Electronics Inc.	231,677	8,865	313	—	224,949
MDC Holdings Inc.	59,273	—	47,898	588	—
	290,950			588	224,949

G. At July 31, 2012, the cost of investment securities for tax purposes was $11,547,261,000. Net unrealized appreciation of investment securities for tax purposes was $841,019,000, consisting of unrealized gains of $1,417,077,000 on securities that had risen in value since their purchase and $576,058,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Windsor II Fund

Schedule of Investments
As of July 31, 2012

		Market
		Value
	Shares	($000)
Common Stocks (96.0%)[1]
Consumer Discretionary (6.7%)
Carnival Corp.	11,055,586	367,930
Comcast Corp.	11,179,235	356,953
2 Service Corp. International	21,420,336	275,251
Target Corp.	3,980,100	241,393
Viacom Inc. Class B	2,592,000	121,072
Omnicom Group Inc.	2,299,300	115,379
Lowe's Cos. Inc.	3,968,942	100,692
Lear Corp.	2,430,700	86,411
Genuine Parts Co.	1,314,645	84,177
Newell Rubbermaid Inc.	4,241,200	74,857
* AutoZone Inc.	196,562	73,756
Macy's Inc.	1,991,950	71,392
American Eagle Outfitters Inc.	3,132,000	65,208
Hyundai Motor Co.	293,600	60,994
Wyndham Worldwide Corp.	1,032,258	53,729
Johnson Controls Inc.	1,636,900	40,350
Volkswagen AG	214,841	34,152
Kohl's Corp.	635,848	31,614
Magna International Inc.	768,900	30,771
Interpublic Group of Cos. Inc.	2,675,500	26,407
Time Warner Cable Inc.	289,600	24,596
JC Penney Co. Inc.	986,900	22,215
Ford Motor Co.	2,302,800	21,278
* Delphi Automotive plc	651,694	18,502
* General Motors Co.	906,900	17,875
Gap Inc.	539,300	15,904
Home Depot Inc.	229,374	11,969
Virgin Media Inc.	32,400	887
Brinker International Inc.	23,150	750
Foot Locker Inc.	22,300	736
Harman International Industries Inc.	16,950	684
Walt Disney Co.	7,812	384
Time Warner Inc.	2,299	90
Garmin Ltd.	1,700	66
		2,448,424
Consumer Staples (11.6%)
Philip Morris International Inc.	12,627,653	1,154,673
Imperial Tobacco Group plc ADR	8,734,425	678,621
Diageo plc ADR	6,238,920	666,941
Wal-Mart Stores Inc.	6,156,900	458,258
Altria Group Inc.	12,421,007	446,784
CVS Caremark Corp.	6,469,093	292,726
Molson Coors Brewing Co. Class B	3,320,600	140,528
* Energizer Holdings Inc.	1,414,800	110,029
Sysco Corp.	3,093,841	90,928
Kraft Foods Inc.	1,525,661	60,584
* Ralcorp Holdings Inc.	1,000,590	59,705
PepsiCo Inc.	374,800	27,259

Church & Dwight Co. Inc.	292,687	16,862
General Mills Inc.	279,600	10,820
Procter & Gamble Co.	53,190	3,433
Kimberly-Clark Corp.	17,800	1,547
Reynolds American Inc.	24,300	1,124
* Constellation Brands Inc. Class A	32,700	922
* Dean Foods Co.	56,150	695
Beam Inc.	6,100	384
Safeway Inc.	16,500	257
* Smithfield Foods Inc.	7,750	143
Lorillard Inc.	600	77
Tyson Foods Inc. Class A	3,700	55
		4,223,355
Energy (12.6%)
ConocoPhillips	14,103,489	767,794
Occidental Petroleum Corp.	8,262,757	719,108
Spectra Energy Corp.	22,709,611	696,958
Phillips 66	12,541,044	471,543
Marathon Petroleum Corp.	5,499,416	260,122
^ Seadrill Ltd.	6,172,107	239,416
Chevron Corp.	2,166,110	237,362
Marathon Oil Corp.	4,675,000	123,747
Devon Energy Corp.	2,083,894	123,200
BP plc ADR	2,948,170	117,632
Apache Corp.	1,287,106	110,846
Halliburton Co.	3,004,339	99,534
CONSOL Energy Inc.	3,161,520	91,621
Noble Corp.	1,825,078	67,528
* Cobalt International Energy Inc.	2,505,400	62,886
Royal Dutch Shell plc ADR	892,561	60,873
Total SA ADR	1,219,100	56,018
Kinder Morgan Inc.	1,354,225	48,495
Royal Dutch Shell plc ADR	653,000	46,076
* Cameron International Corp.	756,229	38,016
Valero Energy Corp.	1,179,100	32,425
* Dresser-Rand Group Inc.	668,158	31,076
Hess Corp.	579,500	27,329
Ensco plc Class A	497,171	27,011
Murphy Oil Corp.	365,400	19,607
Gazprom OAO ADR	1,553,600	14,284
Exxon Mobil Corp.	114,682	9,960
* Tesoro Corp.	28,900	799
* Nabors Industries Ltd.	23,800	329
HollyFrontier Corp.	2,400	90
Sunoco Inc.	1,500	72
* Weatherford International Ltd.	5,500	66
		4,601,823
Exchange-Traded Funds (1.1%)
3 Vanguard Total Stock Market ETF	3,197,800	224,837
3 Vanguard Value ETF	2,511,200	142,134
SPDR S&P 500 ETF Trust	189,570	26,106
		393,077
Financials (18.0%)
Wells Fargo & Co.	28,330,141	957,842
American Express Co.	15,579,350	899,084
JPMorgan Chase & Co.	21,947,553	790,112

PNC Financial Services Group Inc.	11,403,881	673,969
Capital One Financial Corp.	10,760,838	607,880
Citigroup Inc.	15,903,959	431,474
Bank of America Corp.	39,631,395	290,894
XL Group plc Class A	13,532,232	279,441
State Street Corp.	6,283,300	253,720
SLM Corp.	15,720,252	251,367
MetLife Inc.	4,747,616	146,084
Prudential Financial Inc.	2,236,000	107,954
Goldman Sachs Group Inc.	953,844	96,243
SunTrust Banks Inc.	3,888,967	91,974
Ameriprise Financial Inc.	1,713,500	88,622
Travelers Cos. Inc.	1,324,500	82,980
* American International Group Inc.	2,630,700	82,262
Lincoln National Corp.	3,068,461	61,523
Allstate Corp.	1,730,700	59,363
Unum Group	2,947,900	55,686
Barclays plc	17,794,000	46,343
Janus Capital Group Inc.	5,557,500	40,181
ACE Ltd.	493,122	36,244
BNP Paribas SA	866,200	31,997
PartnerRe Ltd.	420,100	30,432
Morgan Stanley	1,705,100	23,292
KeyCorp	2,781,682	22,198
US Bancorp	66,349	2,223
Discover Financial Services	34,200	1,230
Aflac Inc.	26,950	1,180
Fifth Third Bancorp	76,500	1,057
Torchmark Corp.	18,600	925
Moody's Corp.	22,500	912
Invesco Ltd.	39,000	863
Everest Re Group Ltd.	8,300	844
HCP Inc.	17,700	836
BB&T Corp.	25,900	812
Assurant Inc.	21,300	771
NASDAQ OMX Group Inc.	28,500	647
Kimco Realty Corp.	29,000	565
Macerich Co.	9,100	532
Camden Property Trust	7,400	528
Health Care REIT Inc.	8,300	516
Digital Realty Trust Inc.	6,600	515
Liberty Property Trust	12,900	468
Hospitality Properties Trust	18,120	440
Chubb Corp.	5,299	385
Duke Realty Corp.	23,300	337
* Berkshire Hathaway Inc. Class B	3,700	314
Weingarten Realty Investors	10,400	280
White Mountains Insurance Group Ltd.	200	102
Regency Centers Corp.	1,600	77
HCC Insurance Holdings Inc.	2,300	70
Huntington Bancshares Inc.	11,100	69
RenaissanceRe Holdings Ltd.	900	67
		6,556,726
Health Care (14.5%)
Pfizer Inc.	50,555,968	1,215,365
Johnson & Johnson	12,345,850	854,580
Baxter International Inc.	13,462,168	787,671

Medtronic Inc.	16,689,800	657,912
WellPoint Inc.	8,484,799	452,155
Merck & Co. Inc.	5,295,329	233,895
UnitedHealth Group Inc.	3,508,199	179,234
McKesson Corp.	1,293,100	117,323
Abbott Laboratories	1,592,939	105,628
Amgen Inc.	1,140,041	94,167
* Gilead Sciences Inc.	1,716,200	93,241
* CareFusion Corp.	3,578,500	87,351
Covidien plc	1,538,341	85,962
Quest Diagnostics Inc.	1,342,800	78,460
St. Jude Medical Inc.	1,892,216	70,693
Thermo Fisher Scientific Inc.	839,332	46,726
* Express Scripts Holding Co.	687,653	39,843
Sanofi ADR	776,600	31,561
Novartis AG ADR	413,100	24,216
Eli Lilly & Co.	307,200	13,526
AstraZeneca plc ADR	254,400	11,908
Zimmer Holdings Inc.	186,000	10,961
Bristol-Myers Squibb Co.	58,333	2,077
Aetna Inc.	24,100	869
AmerisourceBergen Corp. Class A	16,690	663
Humana Inc.	7,610	469
Cardinal Health Inc.	6,000	259
* Charles River Laboratories International Inc.	5,850	199
Omnicare Inc.	2,200	69
		5,296,983
Industrials (11.0%)
Raytheon Co.	13,869,840	769,499
General Electric Co.	32,714,407	678,824
Honeywell International Inc.	10,869,456	630,972
Illinois Tool Works Inc.	6,605,130	358,923
Cooper Industries plc	3,702,014	266,101
2 Xylem Inc.	9,950,502	238,613
Tyco International Ltd.	2,173,039	119,387
Boeing Co.	1,485,500	109,793
2 Exelis Inc.	10,723,702	100,803
General Dynamics Corp.	1,567,500	99,442
Parker Hannifin Corp.	1,045,000	83,934
ITT Corp.	4,384,551	82,166
Corrections Corp. of America	2,030,200	63,099
Caterpillar Inc.	613,100	51,629
Cummins Inc.	502,900	48,228
Lockheed Martin Corp.	499,300	44,573
United Parcel Service Inc. Class B	519,106	39,250
PACCAR Inc.	979,400	39,186
United Technologies Corp.	465,527	34,654
Northrop Grumman Corp.	434,276	28,749
Rockwell Collins Inc.	537,961	27,205
FedEx Corp.	300,400	27,126
* WABCO Holdings Inc.	305,405	16,773
CSX Corp.	724,447	16,619
Embraer SA ADR	493,200	12,517
* Delta Air Lines Inc.	85,100	821
L-3 Communications Holdings Inc.	7,350	521
Cintas Corp.	7,700	305
Timken Co.	5,400	195

Equifax Inc.	2,100	98
Hubbell Inc. Class B	900	74
* Engility Holdings Inc.	1,225	18
		3,990,097
Information Technology (10.6%)
International Business Machines Corp.	4,803,645	941,418
Microsoft Corp.	28,394,840	836,796
Intel Corp.	21,067,300	541,430
Cisco Systems Inc.	15,260,100	243,399
Oracle Corp.	5,943,536	179,495
* Apple Inc.	246,058	150,282
Samsung Electronics Co. Ltd.	110,400	126,907
* Google Inc. Class A	172,680	109,301
Corning Inc.	9,534,200	108,785
* EMC Corp.	4,109,600	107,713
Texas Instruments Inc.	3,364,500	91,649
Hewlett-Packard Co.	4,908,060	89,523
QUALCOMM Inc.	1,221,600	72,905
* eBay Inc.	1,542,449	68,331
* Western Digital Corp.	965,600	38,402
Mastercard Inc. Class A	69,460	30,324
TE Connectivity Ltd.	881,075	29,084
* SanDisk Corp.	695,900	28,622
CA Inc.	1,117,228	26,892
* Dell Inc.	1,940,400	23,052
Lexmark International Inc. Class A	1,207,394	21,117
Seagate Technology plc	37,300	1,120
KLA-Tencor Corp.	18,100	921
Jabil Circuit Inc.	35,200	764
* LSI Corp.	101,400	700
IAC/InterActiveCorp	6,100	321
* Avnet Inc.	5,500	173
Total System Services Inc.	4,000	95
* Flextronics International Ltd.	8,900	57
		3,869,578
Materials (1.3%)
EI du Pont de Nemours & Co.	5,864,838	291,482
Mosaic Co.	1,957,975	113,778
Praxair Inc.	314,144	32,596
Walter Energy Inc.	629,800	21,602
LyondellBasell Industries NV Class A	25,520	1,136
CF Industries Holdings Inc.	5,200	1,018
PPG Industries Inc.	8,700	952
Eastman Chemical Co.	17,500	915
Huntsman Corp.	60,200	762
Airgas Inc.	3,700	293
Valspar Corp.	3,150	158
International Paper Co.	4,200	138
Dow Chemical Co.	2,700	78
		464,908
Telecommunication Services (3.3%)
AT&T Inc.	14,303,407	542,385
Vodafone Group plc ADR	13,561,100	389,882
Verizon Communications Inc.	6,359,509	287,068
		1,219,335

Utilities (5.3%)
Public Service Enterprise Group Inc.	18,032,258	599,392
2	CenterPoint Energy Inc.	25,766,213	542,636
Entergy Corp.	5,412,378	393,318
Dominion Resources Inc.	3,011,850	163,574
Sempra Energy	843,700	59,405
Exelon Corp.	1,476,100	57,745
*	Calpine Corp.	2,121,413	36,255
NRG Energy Inc.	1,451,400	28,767
Edison International	525,100	24,249
Consolidated Edison Inc.	19,600	1,264
American Electric Power Co. Inc.	29,200	1,233
DTE Energy Co.	17,300	1,062
Ameren Corp.	28,600	978
Pinnacle West Capital Corp.	17,100	916
NV Energy Inc.	45,200	827
TECO Energy Inc.	31,300	569
PG&E Corp.	10,300	475
NextEra Energy Inc.	5,600	397
FirstEnergy Corp.	7,750	389
Duke Energy Corp.	3,800	258
Southern Co.	3,200	154
*	AES Corp.	8,800	106
American Water Works Co. Inc.	2,100	76
1,914,045
Total Common Stocks (Cost $29,395,930)	34,978,351
Coupon
Temporary Cash Investments (3.9%)[1]
Money Market Fund (3.8%)
[4,5] Vanguard Market Liquidity Fund	0.155%	1,400,316,621	1,400,317

Face	Market
Maturity	Amount	Value
Date	($000)	($000)
U.S. Government and Agency Obligations (0.1%)
[6,7] Fannie Mae Discount Notes	0.140%	9/19/12	5,000	4,999
[6,7] Fannie Mae Discount Notes	0.155%	9/26/12	100	100
7	United States Treasury Note/Bond	1.375%	9/15/12	23,000	23,032
28,131
Total Temporary Cash Investments (Cost $1,428,451)	1,428,448
Total Investments (99.9%) (Cost $30,824,381)	36,406,799
Other Assets and Liabilities-Net (0.1%)[5]	35,746
Net Assets (100%)	36,442,545

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $8,010,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 97.3% and 2.6%, respectively, of net assets.
2 Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
3 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5 Includes $8,467,000 of collateral received for securities on loan.

6 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
7 Securities with a value of $27,631,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of July 31, 2012, based on the inputs used to value them:

Windsor II Fund

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	34,663,674	314,677	—
Temporary Cash Investments	1,400,317	28,131	—
Futures Contracts—Assets[1]	53	—	—
Futures Contracts—Liabilities[1]	(2,097)	—	—
Total	36,061,947	342,808	—
1 Represents variation margin on the last day of the reporting period.

D. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At July 31, 2012, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini S&P 500 Index	September 2012	4,767	327,636	9,160
S&P 500 Index	September 2012	410	140,896	6,512

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Certain of the fund's investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company. Transactions during the period in securities of these companies were as follows:

Windsor II Fund

			Current Period Transactions
			Proceeds
	Oct. 31, 2011		from		July 31, 2012
	Market	Purchases	Securities	Dividend	Market
	Value	at Cost	Sold	Income	Value
	($000)	($000)	($000)	($000)	($000)
CenterPoint Energy Inc.	539,650	—	2,596	15,549	542,636
Cooper Industries plc	608,824	—	546,360	10,525	NA2
Exelis Inc.	NA1	19,598	400	2,772	100,803
Service Corp. International	215,275	—	1,145	3,427	275,251
Xylem Inc.	NA1	29,930	1,147	2,667	238,613
	1,363,749			34,940	1,157,303

1 Not applicable — At October 31, 2011, the issuer was not an affiliated company of the fund.
2 Not applicable — At July 31, 2012, the security was still held, but the issuer was no longer an affiliated company of the fund.

F. At July 31, 2012, the cost of investment securities for tax purposes was $30,824,381,000. Net unrealized appreciation of investment securities for tax purposes was $5,582,418,000, consisting of unrealized gains of $9,515,261,000 on securities that had risen in value since their purchase and $3,932,843,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD WINDSOR FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: September 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD WINDSOR FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: September 21, 2012

VANGUARD WINDSOR FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: September 21, 2012

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on March 27, 2012 see file Number 2-11444, Incorporated by Reference.